Schedule of Investments
(unaudited)
June 30, 2024
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.9%
Axon Enterprise, Inc.
(a) (b)
............... 389,691 $ 114,662,680
BWX Technologies, Inc. ............... 105,537 10,026,015
HEICO Corp. ...................... 238,741 53,384,875
HEICO Corp. , Class A ................. 443,876 78,796,867
Howmet Aerospace, Inc. ............... 135,501 10,518,943
Loar Holdings, Inc.
(b)
.................. 55,087 2,942,197
Spirit AeroSystems Holdings, Inc. , Class A
(b)
.. 82,489 2,711,413
273,042,990
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc. .. 123,728 15,440,017
Banks — 1.6%
NU Holdings Ltd. , Class A
(b)
............. 17,254,113 222,405,516
Popular, Inc. ....................... 46,023 4,069,814
226,475,330
Beverages — 0.4%
(b)
Boston Beer Co., Inc. (The) , Class A ....... 10,097 3,080,090
Celsius Holdings, Inc.
(a)
................ 953,988 54,463,175
57,543,265
Biotechnology — 3.8%
(b)
Alnylam Pharmaceuticals, Inc.
(a)
.......... 608,410 147,843,630
Apellis Pharmaceuticals, Inc. ............ 567,136 21,755,337
Cerevel Therapeutics Holdings, Inc. ....... 375,555 15,356,444
Exact Sciences Corp.
(a)
................ 390,227 16,487,091
Exelixis, Inc. ....................... 1,302,901 29,276,185
Incyte Corp.
(a)
...................... 61,498 3,728,009
Ionis Pharmaceuticals, Inc.
(a)
............ 740,733 35,303,335
Natera, Inc. ........................ 614,883 66,585,680
Neurocrine Biosciences, Inc. ............ 540,554 74,418,069
Sarepta Therapeutics, Inc.
(a)
............ 491,811 77,706,138
Ultragenyx Pharmaceutical, Inc.
(a)
......... 472,791 19,431,710
Viking Therapeutics, Inc. ............... 569,572 30,193,012
538,084,640
Broadline Retail — 1.1%
(b)
Coupang, Inc. , Class A
(a)
............... 6,275,076 131,462,842
Etsy, Inc. ......................... 410,340 24,201,853
155,664,695
Building Products — 1.8%
AAON, Inc. ........................ 369,531 32,237,884
Advanced Drainage Systems, Inc.
(a)
....... 137,074 21,985,299
Armstrong World Industries, Inc. .......... 80,533 9,119,557
AZEK Co., Inc. (The) , Class A
(b)
.......... 543,193 22,884,721
Builders FirstSource, Inc.
(b)
............. 58,424 8,086,466
Carlisle Cos., Inc. ................... 35,707 14,468,833
Lennox International, Inc. .............. 174,951 93,595,286
Simpson Manufacturing Co., Inc. ......... 20,966 3,533,400
Trex Co., Inc.
(b)
..................... 585,748 43,415,642
249,327,088
Capital Markets — 6.8%
Ameriprise Financial, Inc. .............. 496,909 212,274,556
Ares Management Corp. , Class A ......... 971,421 129,470,991
Blue Owl Capital, Inc. , Class A ........... 2,755,444 48,909,131
Coinbase Global, Inc. , Class A
(b)
.......... 898,782 199,736,324
FactSet Research Systems, Inc. .......... 74,348 30,354,058
Houlihan Lokey, Inc. , Class A ............ 29,574 3,988,350
Jefferies Financial Group, Inc. ........... 289,215 14,391,338
Lazard, Inc. ....................... 573,203 21,884,891
LPL Financial Holdings, Inc. ............. 405,885 113,363,681
Morningstar, Inc. .................... 145,372 43,008,306
MSCI, Inc. ........................ 242,094 116,628,784
Security
Shares
Shares Value
Capital Markets (continued)
TPG, Inc. , Class A ................... 128,369 $ 5,320,895
Tradeweb Markets, Inc. , Class A
(a)
........ 249,874 26,486,644
XP, Inc. , Class A .................... 240,187 4,224,889
970,042,838
Chemicals — 0.3%
Celanese Corp. ..................... 155,195 20,934,253
Chemours Co. (The) .................. 64,277 1,450,732
RPM International, Inc. ................ 155,007 16,691,154
39,076,139
Commercial Services & Supplies — 1.0%
Rollins, Inc. ........................ 1,522,138 74,265,113
Tetra Tech, Inc. ..................... 63,009 12,884,080
Veralto Corp. ....................... 603,727 57,637,817
144,787,010
Communications Equipment — 0.0%
Ubiquiti, Inc. ....................... 10,029 1,460,824
Construction & Engineering — 1.2%
Comfort Systems USA, Inc. ............. 190,108 57,815,645
EMCOR Group, Inc. .................. 99,444 36,305,015
Quanta Services, Inc. ................. 241,634 61,396,783
WillScot Mobile Mini Holdings Corp.
(a) (b)
..... 299,006 11,254,586
166,772,029
Construction Materials — 0.6%
Eagle Materials, Inc.
(a)
................. 139,286 30,289,133
Martin Marietta Materials, Inc. ........... 18,370 9,952,866
Vulcan Materials Co. ................. 184,570 45,898,868
86,140,867
Consumer Finance — 0.2%
Ally Financial, Inc. ................... 202,687 8,040,593
Credit Acceptance Corp.
(b)
.............. 27,842 14,329,721
SoFi Technologies, Inc.
(b)
............... 891,168 5,890,620
28,260,934
Consumer Staples Distribution & Retail — 1.0%
Casey's General Stores, Inc. ............ 35,112 13,397,335
Performance Food Group Co.
(b)
.......... 119,505 7,900,475
Sysco Corp. ....................... 1,685,904 120,356,687
141,654,497
Containers & Packaging — 0.3%
Avery Dennison Corp. ................. 165,857 36,264,633
Sealed Air Corp. .................... 42,699 1,485,498
37,750,131
Distributors — 0.4%
Pool Corp.
(a)
....................... 201,655 61,974,631
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.
(a) (b)
.... 51,009 5,615,071
Duolingo, Inc. , Class A
(b)
............... 198,821 41,487,978
Grand Canyon Education, Inc.
(b)
.......... 50,229 7,027,539
H&R Block, Inc. ..................... 158,593 8,600,499
62,731,087
Diversified Telecommunication Services — 0.0%
Iridium Communications, Inc. ............ 57,371 1,527,216
Electric Utilities — 0.3%
NRG Energy, Inc. .................... 482,158 37,540,822
Electrical Equipment — 1.4%
Generac Holdings, Inc.
(b)
............... 155,431 20,551,087
Rockwell Automation, Inc. .............. 57,975 15,959,358

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Vertiv Holdings Co. , Class A
(a)
........... 1,940,973 $ 168,030,032
204,540,477
Electronic Equipment, Instruments & Components — 0.8%
CDW Corp. ........................ 368,537 82,493,322
Cognex Corp. ...................... 47,557 2,223,766
Jabil, Inc. ......................... 51,361 5,587,563
Zebra Technologies Corp. , Class A
(a) (b)
...... 58,914 18,200,302
108,504,953
Energy Equipment & Services — 0.3%
Weatherford International plc
(b)
........... 392,119 48,014,972
Entertainment — 1.6%
Liberty Media Corp.-Liberty Formula One , Class
A
(b)
........................... 43,362 2,785,141
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(b)
....................... 376,319 27,034,757
Live Nation Entertainment, Inc.
(a) (b)
........ 854,618 80,111,891
Madison Square Garden Sports Corp.
(b)
..... 7,384 1,389,152
ROBLOX Corp. , Class A
(a) (b)
............. 2,774,679 103,245,806
Roku, Inc. , Class A
(a) (b)
................ 101,560 6,086,491
TKO Group Holdings, Inc. , Class A ........ 58,526 6,320,223
226,973,461
Financial Services — 2.4%
Block, Inc. , Class A
(b)
................. 1,269,753 81,886,371
Corpay, Inc.
(b)
...................... 375,812 100,120,075
Equitable Holdings, Inc. ............... 1,476,853 60,344,213
Shift4 Payments, Inc. , Class A
(a) (b)
......... 328,425 24,089,974
Toast, Inc. , Class A
(a) (b)
................ 2,404,773 61,971,000
UWM Holdings Corp. , Class A ........... 437,133 3,029,332
Western Union Co. (The) .............. 229,701 2,806,946
WEX, Inc.
(a) (b)
....................... 21,350 3,781,939
338,029,850
Food Products — 0.4%
Freshpet, Inc.
(b)
..................... 80,149 10,370,479
Hershey Co. (The) ................... 110,482 20,309,906
Lamb Weston Holdings, Inc. ............ 248,949 20,931,632
Pilgrim's Pride Corp.
(b)
................ 30,552 1,175,947
52,787,964
Ground Transportation — 2.3%
Avis Budget Group, Inc. ............... 35,864 3,748,505
Lyft, Inc. , Class A
(b)
................... 1,346,603 18,987,102
Old Dominion Freight Line, Inc. .......... 1,064,254 187,947,257
Saia, Inc.
(a) (b)
....................... 83,557 39,630,250
U-Haul Holding Co.
(b)
................. 17,796 1,098,547
U-Haul Holding Co. , NVS
(a)
............. 233,211 13,997,324
XPO, Inc.
(b)
........................ 619,175 65,725,426
331,134,411
Health Care Equipment & Supplies — 5.1%
Align Technology, Inc.
(b)
................ 237,540 57,349,282
Dexcom, Inc.
(b)
..................... 2,143,821 243,066,425
GE HealthCare Technologies, Inc. ........ 217,786 16,969,885
IDEXX Laboratories, Inc.
(b)
.............. 446,674 217,619,573
Inspire Medical Systems, Inc.
(a) (b)
......... 160,769 21,515,715
Insulet Corp.
(a) (b)
..................... 379,232 76,529,018
Masimo Corp.
(a) (b)
.................... 121,244 15,269,469
Penumbra, Inc.
(b)
.................... 199,116 35,834,907
ResMed, Inc. ...................... 214,512 41,061,887
725,216,161
Health Care Providers & Services — 2.7%
Cardinal Health, Inc. .................. 787,174 77,394,948
Cencora, Inc. ...................... 914,285 205,988,410
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Chemed Corp. ...................... 7,965 $ 4,321,650
DaVita, Inc.
(a) (b)
..................... 277,680 38,478,117
Molina Healthcare, Inc.
(b)
............... 198,233 58,934,671
385,117,796
Health Care Technology — 1.0%
(b)
Doximity, Inc. , Class A
(a)
............... 44,733 1,251,182
Veeva Systems, Inc. , Class A ............ 798,948 146,215,474
147,466,656
Hotels, Restaurants & Leisure — 7.4%
Cava Group, Inc.
(a) (b)
.................. 408,665 37,903,679
Choice Hotels International, Inc.
(a)
......... 135,938 16,176,622
Churchill Downs, Inc.
(a)
................ 379,321 52,953,212
Darden Restaurants, Inc. .............. 339,889 51,432,003
Domino's Pizza, Inc. .................. 66,224 34,193,438
DraftKings, Inc. , Class A
(b)
.............. 2,407,935 91,910,879
Dutch Bros, Inc. , Class A
(b)
............. 197,254 8,166,316
Expedia Group, Inc.
(b)
................. 686,505 86,492,765
Hilton Worldwide Holdings, Inc. .......... 686,368 149,765,498
Hyatt Hotels Corp. , Class A ............. 34,508 5,242,455
Las Vegas Sands Corp. ............... 1,937,921 85,753,004
Light & Wonder, Inc. , Class A
(b)
........... 493,545 51,763,000
Norwegian Cruise Line Holdings Ltd.
(a) (b)
.... 2,334,778 43,870,479
Planet Fitness, Inc. , Class A
(b)
........... 259,139 19,070,039
Royal Caribbean Cruises Ltd.
(a) (b)
......... 449,964 71,737,760
Texas Roadhouse, Inc. ................ 360,676 61,931,676
Vail Resorts, Inc. .................... 173,276 31,212,206
Wendy's Co. (The) ................... 497,669 8,440,466
Wingstop, Inc.
(a)
..................... 160,029 67,637,857
Wyndham Hotels & Resorts, Inc. ......... 44,017 3,257,258
Wynn Resorts Ltd. ................... 40,995 3,669,052
Yum! Brands, Inc. ................... 586,856 77,734,946
1,060,314,610
Household Durables — 0.4%
SharkNinja, Inc. ..................... 72,236 5,428,535
Tempur Sealy International, Inc. .......... 915,408 43,335,415
TopBuild Corp.
(b)
.................... 13,755 5,299,389
54,063,339
Household Products — 0.7%
Clorox Co. (The) .................... 676,413 92,310,082
Independent Power and Renewable Electricity Producers — 1.1%
Vistra Corp. ....................... 1,874,491 161,168,736
Insurance — 1.6%
Allstate Corp. (The) .................. 226,211 36,116,848
Arthur J Gallagher & Co. ............... 82,060 21,278,978
Brown & Brown, Inc. .................. 576,741 51,566,413
Everest Group Ltd. ................... 39,023 14,868,543
Kinsale Capital Group, Inc.
(a)
............ 119,167 45,912,662
Markel Group, Inc.
(b)
.................. 16,357 25,773,071
RLI Corp. ......................... 12,771 1,796,752
Ryan Specialty Holdings, Inc. , Class A ...... 562,812 32,592,443
229,905,710
Interactive Media & Services — 1.0%
(b)
Pinterest, Inc. , Class A ................ 3,209,585 141,446,411
TripAdvisor, Inc. ..................... 28,821 513,302
Trump Media & Technology Group Corp. .... 195,968 6,417,952
148,377,665
IT Services — 4.2%
(b)
Cloudflare, Inc. , Class A
(a)
.............. 1,627,118 134,774,184
EPAM Systems, Inc. .................. 18,830 3,542,111
Gartner, Inc. ....................... 409,700 183,979,882

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
Globant SA
(a)
....................... 171,903 $ 30,643,429
GoDaddy, Inc. , Class A ................ 771,023 107,719,623
MongoDB, Inc. , Class A ............... 369,135 92,268,985
Okta, Inc. , Class A
(a)
.................. 374,092 35,018,752
Twilio, Inc. , Class A .................. 185,284 10,525,984
VeriSign, Inc. ...................... 29,850 5,307,330
603,780,280
Leisure Products — 0.3%
Hasbro, Inc. ....................... 664,527 38,874,829
YETI Holdings, Inc.
(a) (b)
................ 134,793 5,142,353
44,017,182
Life Sciences Tools & Services — 1.8%
10X Genomics, Inc. , Class A
(a) (b)
.......... 371,420 7,224,119
Bruker Corp. ....................... 358,363 22,867,143
Fortrea Holdings, Inc.
(b)
................ 5,387 125,733
IQVIA Holdings, Inc.
(a) (b)
................ 111,646 23,606,430
Medpace Holdings, Inc.
(a) (b)
............. 137,684 56,705,155
Repligen Corp.
(a) (b)
................... 42,175 5,316,581
Waters Corp.
(a) (b)
.................... 194,732 56,495,648
West Pharmaceutical Services, Inc. ....... 238,491 78,556,550
250,897,359
Machinery — 0.1%
Lincoln Electric Holdings, Inc. ........... 83,243 15,702,960
Media — 1.8%
Liberty Broadband Corp. , Class A
(a) (b)
....... 20,732 1,131,967
Liberty Broadband Corp. , Class C, NVS
(b)
... 144,553 7,924,396
Nexstar Media Group, Inc. .............. 69,952 11,612,731
Trade Desk, Inc. (The) , Class A
(b)
......... 2,395,598 233,978,057
254,647,151
Metals & Mining — 0.1%
Cleveland-Cliffs, Inc.
(b)
................ 821,041 12,635,821
Oil, Gas & Consumable Fuels — 3.7%
Antero Midstream Corp. ............... 744,893 10,979,723
Cheniere Energy, Inc. ................. 638,739 111,670,739
Civitas Resources, Inc. ................ 150,995 10,418,655
Hess Corp. ........................ 979,106 144,437,717
Matador Resources Co. ............... 46,238 2,755,785
New Fortress Energy, Inc. , Class A
(a)
....... 217,083 4,771,484
Permian Resources Corp. , Class A ........ 729,238 11,777,194
Targa Resources Corp. ................ 1,196,316 154,061,574
Texas Pacific Land Corp. ............... 101,629 74,623,126
Viper Energy, Inc. , Class A ............. 143,037 5,368,179
530,864,176
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................ 242,967 20,003,473
Passenger Airlines — 0.0%
American Airlines Group, Inc.
(a) (b)
......... 269,224 3,050,308
Personal Care Products — 0.4%
elf Beauty, Inc.
(b)
.................... 287,139 60,505,930
Pharmaceuticals — 0.3%
Intra-Cellular Therapies, Inc.
(b)
........... 558,977 38,284,335
Professional Services — 4.3%
Booz Allen Hamilton Holding Corp. ........ 697,941 107,413,120
Broadridge Financial Solutions, Inc. ....... 582,774 114,806,478
Dayforce, Inc.
(a) (b)
.................... 82,589 4,096,414
Equifax, Inc. ....................... 136,061 32,989,350
KBR, Inc. ......................... 67,346 4,319,573
Paychex, Inc. ...................... 624,875 74,085,180
Security
Shares
Shares Value
Professional Services (continued)
Paycom Software, Inc. ................ 172,988 $ 24,744,204
Paycor HCM, Inc.
(a) (b)
................. 32,090 407,543
Paylocity Holding Corp.
(a) (b)
............. 236,651 31,202,434
TransUnion ........................ 61,762 4,580,270
Verisk Analytics, Inc. .................. 774,593 208,791,543
607,436,109
Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.
(b)
.............. 82,569 16,949,764
Retail REITs — 0.5%
Simon Property Group, Inc. ............. 453,376 68,822,477
Semiconductors & Semiconductor Equipment — 4.1%
Astera Labs, Inc.
(b)
................... 3,669 222,011
Enphase Energy, Inc.
(a) (b)
............... 713,036 71,096,820
Entegris, Inc.
(a)
..................... 816,864 110,603,386
Lattice Semiconductor Corp.
(a) (b)
.......... 636,998 36,939,514
MKS Instruments, Inc. ................ 25,624 3,345,982
Monolithic Power Systems, Inc. .......... 254,486 209,106,056
Onto Innovation, Inc.
(b)
................ 67,629 14,848,623
Teradyne, Inc. ...................... 754,938 111,949,756
Universal Display Corp. ............... 127,499 26,806,665
584,918,813
Software — 13.0%
Appfolio, Inc. , Class A
(b)
............... 118,739 29,039,997
AppLovin Corp. , Class A
(b)
.............. 1,422,827 118,407,663
Bentley Systems, Inc. , Class B ........... 761,380 37,581,717
BILL Holdings, Inc.
(b)
.................. 136,801 7,198,469
Confluent, Inc. , Class A
(a) (b)
............. 1,309,568 38,671,543
Datadog, Inc. , Class A
(b)
............... 1,620,154 210,117,772
DocuSign, Inc.
(b)
.................... 1,101,303 58,919,711
DoubleVerify Holdings, Inc.
(a) (b)
........... 438,671 8,540,924
Dropbox, Inc. , Class A
(a) (b)
.............. 407,526 9,157,109
Dynatrace, Inc.
(b)
.................... 1,409,626 63,066,667
Elastic NV
(b)
....................... 441,433 50,283,633
Fair Isaac Corp.
(a) (b)
.................. 110,602 164,648,773
Five9, Inc.
(a) (b)
...................... 394,399 17,392,996
Gitlab, Inc. , Class A
(b)
................. 639,722 31,806,978
Guidewire Software, Inc.
(b)
.............. 203,865 28,110,945
HashiCorp, Inc. , Class A
(b)
.............. 407,440 13,726,654
HubSpot, Inc.
(b)
..................... 264,801 156,176,982
Manhattan Associates, Inc.
(a) (b)
........... 331,478 81,768,993
MicroStrategy, Inc. , Class A
(b)
............ 5,355 7,376,405
nCino, Inc.
(a) (b)
...................... 275,491 8,664,192
Nutanix, Inc. , Class A
(b)
................ 375,093 21,324,037
Palantir Technologies, Inc. , Class A
(a) (b)
..... 10,908,302 276,307,290
Pegasystems, Inc. ................... 241,470 14,616,179
Procore Technologies, Inc.
(a) (b)
........... 568,652 37,707,314
PTC, Inc.
(a) (b)
....................... 389,043 70,677,442
RingCentral, Inc. , Class A
(b)
............. 445,372 12,559,490
SentinelOne, Inc. , Class A
(a) (b)
........... 197,256 4,152,239
Smartsheet, Inc. , Class A
(b)
............. 689,617 30,398,317
Teradata Corp.
(b)
.................... 531,200 18,358,272
Tyler Technologies, Inc.
(a) (b)
............. 195,089 98,086,848
UiPath, Inc. , Class A
(a) (b)
............... 1,801,954 22,848,777
Unity Software, Inc.
(b)
................. 708,043 11,512,779
Zscaler, Inc.
(a) (b)
..................... 496,896 95,498,442
1,854,705,549
Specialized REITs — 0.5%
Iron Mountain, Inc. ................... 669,999 60,045,311
Lamar Advertising Co. , Class A .......... 124,410 14,870,727
74,916,038

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail — 4.3%
Burlington Stores, Inc.
(a) (b)
.............. 344,392 $ 82,654,080
CarMax, Inc.
(a) (b)
..................... 68,444 5,019,683
Carvana Co. , Class A
(b)
................ 201,370 25,920,346
Dick's Sporting Goods, Inc. ............. 29,324 6,300,261
Five Below, Inc.
(a) (b)
................... 233,368 25,430,111
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 206,480 20,526,177
Murphy USA, Inc.
(a)
.................. 103,419 48,551,084
RH
(a) (b)
........................... 15,724 3,843,575
Ross Stores, Inc. .................... 414,953 60,300,970
Tractor Supply Co. ................... 584,618 157,846,860
Ulta Beauty, Inc.
(a) (b)
.................. 224,298 86,549,869
Valvoline, Inc.
(b)
..................... 714,337 30,859,359
Williams-Sonoma, Inc. ................ 204,163 57,649,506
611,451,881
Technology Hardware, Storage & Peripherals — 2.9%
HP, Inc. .......................... 1,296,992 45,420,660
NetApp, Inc. ....................... 504,509 64,980,759
Pure Storage, Inc. , Class A
(b)
............ 1,371,337 88,053,549
Super Micro Computer, Inc.
(b)
............ 268,615 220,089,700
418,544,668
Textiles, Apparel & Luxury Goods — 1.0%
(b)
Crocs, Inc.
(a)
....................... 58,390 8,521,436
Deckers Outdoor Corp. ................ 138,307 133,874,261
Skechers USA, Inc. , Class A ............ 65,126 4,501,509
146,897,206
Trading Companies & Distributors — 3.2%
Core & Main, Inc. , Class A
(b)
............. 590,264 28,887,520
Fastenal Co. ....................... 2,614,189 164,275,637
Ferguson plc ....................... 73,158 14,167,047
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
SiteOne Landscape Supply, Inc.
(a) (b)
........ 88,151 $ 10,702,413
United Rentals, Inc. .................. 87,586 56,644,494
WW Grainger, Inc. ................... 204,884 184,854,540
459,531,651
Total Long-Term Investments — 100 .1%
(Cost: $ 12,556,316,475 ) ............................ 14,287,787,024
Short-Term Securities
Money Market Funds — 4.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(e)
.................. 605,192,819 605,434,895
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 49,976,417 49,976,417
Total Short-Term Securities — 4 .6%
(Cost: $ 655,026,352 ) .............................. 655,411,312
Total Investments — 104 .7%
(Cost: $ 13,211,342,827 ) ............................ 14,943,198,336
Liabilities in Excess of Other Assets — (4.7) % ............. (665,302,311)
Net Assets — 100.0% ...............................
$ 14,277,896,025
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 584,383,332 $ 21,147,452
(a)
$ — $ 24,653 $ (120,542) $ 605,434,895 605,192,819 $ 331,751
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 20,637,365 29,339,052
(a)
— — — 49,976,417 49,976,417 288,181 —
$ 24,653 $ (120,542) $ 655,411,312 $ 619,932 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell Mid-Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 14,287,787,024 $ — $ — $ 14,287,787,024
Short-Term Securities
Money Market Funds ...................................... 655,411,312 — — 655,411,312
$ 14,943,198,336 $ — $ — $ 14,943,198,336
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust